Stock-Based Awards - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			9 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 01, 2014	Dec. 31, 2010	Jun. 05, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of stock options exercised		$ 0	$ 12	$ 0
Proceeds from exercise of stock options			13
Weighted average grant-date fair value of stock options granted		$ 1.83	$ 0.00	$ 1.07
Unrecognized stock-based compensation cost	6,224	1,334			6,224
Stock-based compensation recognized weighted average period	3 years 4 months 24 days	3 years 7 months 6 days
Shares of common stock reserved for issuance		16,726,699
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted					529,565
Service Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding unvested service-based stock options held by nonemployees		17,513
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding unvested service-based stock options held by nonemployees		796
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding unvested service-based stock options held by nonemployees			10,615	24,548			38,481
Aggregate intrinsic value of restricted stock awards vested during the period		$ 38	$ 22	$ 22
Nonemployee Service Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding unvested shares held by nonemployees	17,513				17,513
Nonemployee Performance Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding unvested shares held by nonemployees	796				796
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted					527,973
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted					1,592
2006 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of exercise price per share of stock options in fair market value of share of common stock		100.00%			100.00%
Shares vesting period under stock options plan		4 years
Shares expiration period under stock option plan		10 years
Number of shares of common stock that could be issued under stock option plan	1,889,150	1,889,150			1,889,150
Common stock available for issuance		371,244
Shares of common stock reserved for issuance	168,221				168,221
2006 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period under stock options plan		10 years			10 years
2014 Stock Option and Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	2,168,221				2,168,221
Percentage of outstanding shares of common stock					4.00%
2014 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for issuance	265,000				265,000
Shares of common stock reserved for issuance								265,000
Commencement date of first offering period						Sep. 01, 2014
2014 Employee Stock Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of closing market price of the company's common stock offering period						85.00%